DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination Agreement (Details)	May 15, 2022 USD ($) director $ / shares shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of directors | director	7
Additional period from termination date	3 months
New Dragonfly
Subsidiary, Sale of Stock [Line Items]
Number of common stock shall be issuable to existing holders | shares	40,000,000
Threshold period of closing before extended termination date	2 days
Additional period from extended termination date	3 months
New Dragonfly | Subscription Agreement | PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Number of shares subscribed for | shares	500,000
Purchase price per share	$ 10.00
Aggregate purchase price | $	$ 5,000,000
Chardan Nextech Acquisition
Subsidiary, Sale of Stock [Line Items]
Number of directors | director	2
Chardan Nextech Acquisition | PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)	$ 0.0001